PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 5,100,652	$ 4,302,304
Additions	2,665,432	1,682,212
Expenses depreciation and impairment	(564,132)
Expenses depreciation		(466,179)
Disposals	(103,610)	(256,646)
Assets classified as held for sale		(259,781)
Assets classified as held for sale and other assets	(510,309)
Effect of changes in foreign exchange rate	139,033	98,742
Ending Balance	6,727,066	5,100,652
Contractual commitments	3,816	13,128
Property and equipment related to subsidiaries held for sale	0	0
Premises and equipment pledged as collateral	0	0
Fully depreciated property and equipment that is still in use	714,734	622,589
Temporarily idle premises and equipment	75,473	69,538
Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,563,392	2,510,162
Additions	354,492	371,376
Expenses depreciation and impairment	(204,713)
Expenses depreciation		(201,956)
Disposals	(68,388)	(214,831)
Assets classified as held for sale		(101)
Assets classified as held for sale and other assets	(73,743)
Effect of changes in foreign exchange rate	139,033	98,742
Ending Balance	2,710,073	2,563,392
Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,537,260	1,792,142
Additions	2,310,940	1,310,836
Expenses depreciation and impairment	(359,419)
Expenses depreciation		(264,223)
Disposals	(35,222)	(41,815)
Assets classified as held for sale		(259,680)
Assets classified as held for sale and other assets	(436,566)
Ending Balance	4,016,993	2,537,260
Gross carrying amount
PREMISES AND EQUIPMENT, NET
Beginning Balance	7,211,551	6,219,926
Additions	2,665,432	1,682,212
Disposals	(270,266)	(486,682)
Assets classified as held for sale		(406,171)
Assets classified as held for sale and other assets	(721,293)
Effect of changes in foreign exchange rate	280,780	202,266
Ending Balance	9,166,204	7,211,551
Gross carrying amount | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,974,878	3,846,292
Additions	354,492	371,376
Disposals	(227,726)	(444,940)
Assets classified as held for sale		(116)
Assets classified as held for sale and other assets	(87,685)
Effect of changes in foreign exchange rate	280,780	202,266
Ending Balance	4,294,739	3,974,878
Gross carrying amount | Premises and equipment for own use | Land
PREMISES AND EQUIPMENT, NET
Beginning Balance	551,484	498,981
Additions	34,151	39,661
Disposals	(3,773)	(15,206)
Assets classified as held for sale and other assets	(17,068)
Effect of changes in foreign exchange rate	40,919	28,048
Ending Balance	605,713	551,484
Gross carrying amount | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	37,040	63,192
Additions	24,643	35,205
Disposals	(17,714)	(65,769)
Effect of changes in foreign exchange rate	7,870	4,412
Ending Balance	51,839	37,040
Gross carrying amount | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,795,240	1,652,899
Additions	20,789	127,695
Disposals	(18,844)	(70,783)
Assets classified as held for sale and other assets	(43,379)
Effect of changes in foreign exchange rate	124,883	85,429
Ending Balance	1,878,689	1,795,240
Gross carrying amount | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	662,385	666,748
Additions	46,390	44,767
Disposals	(42,540)	(83,214)
Effect of changes in foreign exchange rate	43,659	34,084
Ending Balance	709,894	662,385
Gross carrying amount | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	881,056	895,602
Additions	191,122	83,503
Disposals	(125,436)	(145,334)
Effect of changes in foreign exchange rate	60,488	47,285
Ending Balance	1,007,230	881,056
Gross carrying amount | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	42,366	27,203
Additions	5,253	19,488
Disposals	(18,361)	(6,985)
Assets classified as held for sale		(116)
Assets classified as held for sale and other assets	(163)
Effect of changes in foreign exchange rate	2,618	2,776
Ending Balance	31,713	42,366
Gross carrying amount | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	5,307	41,667
Additions	32,144	21,057
Disposals	(1,058)	(57,649)
Assets classified as held for sale and other assets	(27,075)
Effect of changes in foreign exchange rate	343	232
Ending Balance	9,661	5,307
Gross carrying amount | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,236,673	2,373,634
Additions	2,310,940	1,310,836
Disposals	(42,540)	(41,742)
Assets classified as held for sale		(406,055)
Assets classified as held for sale and other assets	(633,608)
Ending Balance	4,871,465	3,236,673
Gross carrying amount | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,091
Additions		2,091
Ending Balance	2,091	2,091
Gross carrying amount | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	121,071	74,120
Additions	45,690	54,293
Disposals	(6,001)	(1,996)
Assets classified as held for sale		(5,346)
Assets classified as held for sale and other assets	(9,791)
Ending Balance	150,969	121,071
Gross carrying amount | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,113,511	2,299,514
Additions	2,265,250	1,254,452
Disposals	(36,539)	(39,746)
Assets classified as held for sale		(400,709)
Assets classified as held for sale and other assets	(623,817)
Ending Balance	4,718,405	3,113,511
Accumulated impairment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(3,536)
Disposals	3,536
Accumulated impairment | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(3,536)
Disposals	3,536
Accumulated impairment | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(3,536)
Disposals	3,536
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(2,110,899)	(1,917,622)
Expenses depreciation and impairment	(560,596)
Expenses depreciation		(466,179)
Disposals	163,120	230,036
Assets classified as held for sale		146,390
Assets classified as held for sale and other assets	210,984
Effect of changes in foreign exchange rate	(141,747)	(103,524)
Ending Balance	(2,439,138)	(2,110,899)
Accumulated depreciation | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,411,486)	(1,336,130)
Expenses depreciation and impairment	(201,177)
Expenses depreciation		(201,956)
Disposals	155,802	230,109
Assets classified as held for sale		15
Assets classified as held for sale and other assets	13,942
Effect of changes in foreign exchange rate	(141,747)	(103,524)
Ending Balance	(1,584,666)	(1,411,486)
Accumulated depreciation | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(458,784)	(390,798)
Expenses depreciation and impairment	(37,604)
Expenses depreciation		(33,158)
Disposals	14,939	7,633
Assets classified as held for sale and other assets	13,878
Effect of changes in foreign exchange rate	(67,979)	(42,461)
Ending Balance	(535,550)	(458,784)
Accumulated depreciation | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(388,005)	(389,892)
Expenses depreciation and impairment	(44,958)
Expenses depreciation		(53,785)
Disposals	29,759	80,105
Effect of changes in foreign exchange rate	(29,788)	(24,433)
Ending Balance	(432,992)	(388,005)
Accumulated depreciation | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(545,954)	(539,795)
Expenses depreciation and impairment	(114,099)
Expenses depreciation		(110,969)
Disposals	106,367	140,254
Effect of changes in foreign exchange rate	(42,305)	(35,444)
Ending Balance	(595,991)	(545,954)
Accumulated depreciation | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(18,233)	(14,477)
Expenses depreciation and impairment	(4,484)
Expenses depreciation		(3,771)
Disposals	4,721	1,103
Assets classified as held for sale		15
Assets classified as held for sale and other assets	64
Effect of changes in foreign exchange rate	(1,574)	(1,103)
Ending Balance	(19,506)	(18,233)
Accumulated depreciation | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(510)	(1,168)
Expenses depreciation and impairment	(32)
Expenses depreciation		(273)
Disposals	16	1,014
Effect of changes in foreign exchange rate	(101)	(83)
Ending Balance	(627)	(510)
Accumulated depreciation | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	(699,413)	(581,492)
Expenses depreciation and impairment	(359,419)
Expenses depreciation		(264,223)
Disposals	7,318	73
Assets classified as held for sale		146,375
Assets classified as held for sale and other assets	197,042
Ending Balance	(854,472)	(699,413)
Accumulated depreciation | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(106)
Expenses depreciation and impairment	(254)
Expenses depreciation		(106)
Ending Balance	(360)	(106)
Accumulated depreciation | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(46,884)	(30,412)
Expenses depreciation and impairment	(32,482)
Expenses depreciation		(23,106)
Disposals	4,618	1,659
Assets classified as held for sale		4,975
Assets classified as held for sale and other assets	8,171
Ending Balance	(66,577)	(46,884)
Accumulated depreciation | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(652,423)	(551,080)
Expenses depreciation and impairment	(326,683)
Expenses depreciation		(241,011)
Disposals	2,700	1,732
Assets classified as held for sale		141,400
Assets classified as held for sale and other assets	188,871
Ending Balance	$ (787,535)	$ (652,423)